Vehicles and equipment on operating leases (Summary of Vehicles and Equipment on Operating Lease) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Less - Deferred income and other	¥ (152,044)	¥ (138,677)
Vehicles and equipment on operating leases, gross	5,966,579	5,652,622
Less - Accumulated depreciation	(1,263,774)	(1,133,785)
Less - Allowance for credit losses	(18,889)	(13,049)
Vehicles and equipment on operating leases, net	4,683,916	4,505,788
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	6,105,527	5,778,463
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 13,096	¥ 12,836